Note 5 - Concentration of Investments (Details Textual)	Dec. 31, 2025	Dec. 31, 2024
EBP 95-3520374 001 [Member] | EBP, Employer, Common Stock [Member]
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Net Assets, Percentage	14.00%	17.00%